Unaudited Interim Condensed Statements of Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss per ordinary share, diluted (in Dollars per share)	$ (0.38)	$ (0.53)